Summarized Financial Information of Zonda Debtors (Tables)	12 Months Ended
Dec. 31, 2018
Summarized Financial Information of Equity Method Investee Disclosure [Abstract]
Summary of financial information

Pacific Drilling VIII Limited and Pacific Drilling Services, Inc.

Summarized Financial Information

(in thousands)

Period From
November 20, 2018
through
December 31, 2018

Intercompany revenues	$1,410
Costs and expenses	(499)
Operating income	911
Net income	392

December 31,
2018

Current assets	$5,569
Noncurrent assets	213,725
Current liabilities	1,864
Noncurrent liabilities(a)	331,786

Noncurrent liabilities primarily consist of pre-petition intercompany payable.